Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance - January 1, 2021	56,122	6,904	11,932	6,294	1,853	83,105
Changes during 2021:
Additions	1,343	2,273	1,594	888	111	6,209
Dispositions	-	-	(2,069)	-	-	(2,069)

Balance – December 31, 2021	57,465	9,177	11,457	7,182	1,964	87,245
Changes during 2022:
Additions	9,444	1,928	1,192	624	162	13,350
Dispositions	-	-	(1,379)	-	-	(1,379)

Balance – December 31, 2022	66,909	11,105	11,270	7,806	2,126	99,216

Accumulated depreciation:
Balance – January 1, 2021	24,360	5,143	11,098	4,768	1,091	46,460
Changes during 2021:
Additions	2,012	379	1,070	559	20	4,040
Dispositions	-	-	(2,069)	-	-	(2,069)
Balance – December 31, 2021	26,372	5,522	10,099	5,327	1,111	48,431
Changes during 2022:
Additions	2,151	482	1,031	659	29	4,352
Dispositions	-	-	(1,250)	-	-	(1,250)
Balance – December 31, 2022	28,523	6,004	9,880	5,986	1,140	51,533

Net book value:
December 31, 2022	38,386	5,101	1,390	1,820	986	47,683
December 31, 2021	31,093	3,655	1,358	1,855	853	38,814

Net book value (USD in thousands):
December 31, 2022	10,905	1,449	395	517	280	13,546
December 31, 2021	8,833	1,038	386	527	243	11,027